Convertible Loans	6 Months Ended
Jun. 30, 2022
Convertible Loans Disclosure [Abstract]
CONVERTIBLE LOANS

NOTE 4:- CONVERTIBLE LOANS

On March 19, 2020, the Company entered into a securities purchase agreement with Dekel Pharmaceutical Ltd. (“Dekel”) pursuant to which Dekel agreed to invest in the Company through a private placement transaction (the “Private Placement”). At the time of the Private Placement, Dekel was considered a related party of the Company; however, it is no longer a related party of the Company. In connection with the Private Placement, Dekel received convertible promissory notes (the “Notes”), with an aggregate original principal amount of approximately $350, at an aggregate purchase price of $315 to be paid in several tranches spread across a twelve-month period. In addition, the Company issued a warrant to purchase up to 314,285 ordinary shares of the Company (the “Private Placement Warrant”) and 40,000 ordinary shares. The initial tranche of the Private Placement was for a principal amount of $220 at a purchase price of $198.The Private Placement Warrant is exercisable at any time on or after the actual closing date and on or prior to the close of business on the five-year anniversary of the date of issuance, at an initial exercise price of $0.35 per ordinary share, subject to adjustment.

General Overview of Valuation Approaches used in the Valuation:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Economic methodology:

The Private Placement Warrant’s’ fair value was calculated using the Black–Scholes option pricing model, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:

	June 30, 2022	December 31, 2021
Dividend yield (%)	0	0
Expected volatility (%)	159	148
Risk-free interest rate (%)	3.00	0.87
Underlying share price ($)	2.13	6.23
Exercise price ($)	24.50	24.50
Warrants fair value ($)	1.11	4.15